Shareholder Report, Average Annual Return (Details) 197314_Pacer Developed Markets Cash Cows Growth Leaders ETF_TF_TSR Annual {TF}	12 Months Ended	19 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Pacer Developed Markets Cash Cows Growth Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Developed Markets Cash Cows Growth Leaders ETF NAV
Average Annual Return, Percent	18.44%	9.81%
Pacer Developed Markets Cash Cows Growth Leaders Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Developed Markets Cash Cows Growth Leaders Index
Average Annual Return, Percent	20.19%	11.39%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%	18.49%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.03%	15.24%